STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Australia - 6.4%
Ansell	146,577		2,788,865
Beach Energy	2,248,043		3,252,925
Charter Hall Retail REIT	752,368		2,319,541
Evolution Mining	1,973,878		6,610,529
IOOF Holdings	1,533,251		6,083,481
OceanaGold	1,192,665		3,235,142
oOh!media	1,272,019		3,864,243
Shopping Centres Australasia Property Group	1,349,575		2,246,506
Webjet	599,722		5,536,549
Western Areas	2,368,340	[a]	3,530,854
			39,468,635
Austria - .8%
ams	91,049	[a]	4,748,157
Bermuda - .3%
Golar LNG	118,123		2,001,004
Canada - 7.6%
Aecon Group	251,001		3,864,480
Air Canada	121,887	[a]	4,193,733
Aritzia	274,417	[a]	3,802,915
BRP	91,881		3,236,511
Centerra Gold	904,285	[a]	7,221,673
Cogeco Communications	53,484		4,223,850
Entertainment One	1,957,129		10,461,259
Lundin Mining	751,000		3,636,074
Parex Resources	346,509	[a]	5,923,051
			46,563,546
Denmark - 1.7%
DFDS	74,133		2,723,827
GN Store Nord	56,548		2,685,133
Royal Unibrew	68,188		5,058,479
			10,467,439
France - 7.2%
Covivio	60,760		6,194,824
Edenred	116,687		5,851,286
Eiffage	84,384		8,327,811
Korian	80,857		3,192,068
Maisons du Monde	176,037	[b]	3,499,756
Nexity	115,602		5,572,427

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
France - 7.2% (continued)
Plastic Omnium	134,917		3,539,900
Teleperformance	37,273		7,800,407
			43,978,479
Georgia - .5%
Bank of Georgia Group	188,373		3,220,764
Germany - 4.5%
Rheinmetall	48,697		5,567,349
Siltronic	38,365		2,986,527
Sixt	33,011		3,380,508
Stroeer SE & Co.	122,744		9,704,300
Talanx	140,155		5,901,106
			27,539,790
Hong Kong - .9%
Melco International Development	2,163,000		5,232,076
Ireland - 2.4%
Greencore Group	721,578		1,872,828
ICON	46,106	[a]	7,200,374
UDG Healthcare	569,994		5,527,163
			14,600,365
Isle Of Man - .5%
GVC Holdings	433,170		3,109,747
Italy - 4.1%
ANIMA Holding	1,418,447	[b]	5,229,849
Italgas	1,146,616		7,254,229
Maire Tecnimont	1,031,168		2,482,929
Societa Iniziative Autostradali e Servizi	259,484		4,928,840
Unipol Gruppo	1,028,421		5,265,793
			25,161,640
Japan - 26.5%
Amano	81,400		2,452,466
Anritsu	345,200		6,353,911
Azbil	128,300		3,066,250
DTS	257,400		5,604,317
en-japan	204,900		8,433,527
Fancl	215,500		5,422,202
FCC	201,900		3,945,624
Glp J-Reit	4,155		4,636,811
H.I.S	66,300		1,627,668
IHI	188,000		4,480,227
Invincible Investment	12,415		7,124,003
Itochu Techno-Solutions	117,900		3,018,645
Japan Aviation Electronics Industry	122,000		1,698,075
Japan Hotel REIT Investment	9,005		7,498,704

Jeol	131,000		2,935,824

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Japan - 26.5% (continued)
Kamigumi	118,500		2,722,510
Kanamoto	214,400		5,511,781
Makino Milling Machine	101,200		4,221,459
Matsumotokiyoshi Holdings	227,200		7,566,840
Modec	242,200		6,448,475
Nichirei	193,500		4,466,065
Nippon Shokubai	68,900		4,478,009
PALTAC	123,000		6,025,652
Rengo	604,400		4,596,507
Rohto Pharmaceutical	190,800		5,510,221
Round One	444,400		6,752,402
Sawai Pharmaceutical	63,800		3,522,636
Seino Holdings	312,300		3,897,784
TechnoPro Holdings	60,300		3,365,341
TIS	65,300		3,414,643
Tokai Carbon	246,700		2,439,536
Tomy	299,500		3,829,588
Toyoda Gosei	170,100		3,120,630
Wacom	966,900		3,427,503
Yamato Kogyo	124,500		3,230,889
Zeon	533,000		6,199,193
			163,045,918
Luxembourg - .9%
Eurofins Scientific	7,635		3,252,187
Stabilus	48,346		2,219,161
			5,471,348
Malta - .7%
Kindred Group, SDR	742,716		4,586,733
Netherlands - 4.2%
AMG Advanced Metallurgical Group	112,475		3,231,225
Euronext	119,620	[b]	9,257,391
OCI	168,166	[a]	4,394,652
Signify	190,064	[b]	5,155,697
TKH Group	63,178		3,754,547
			25,793,512
Norway - 2.0%
Evry	658,478	[b]	2,367,066
Leroy Seafood Group	521,826		3,298,365
Norway Royal Salmon	110,799		2,414,202
Storebrand	576,670		3,893,881
			11,973,514

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portugal - .4%
NOS	407,451		2,532,280

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Singapore - 2.5%
IGG	2,139,000		2,038,465
Mapletree Industrial Trust	3,709,900		6,060,817
Mapletree Logistics Trust	6,602,840		7,391,070
			15,490,352
South Korea - 1.5%
CJ ENM	15,159		2,115,991
Dentium	52,499		3,028,942
DGB Financial Group	388,788		2,473,462
Hyundai Mipo Dockyard	50,537		1,823,797
			9,442,192
Spain - 2.5%
Acciona	31,463		3,348,504
Almirall	340,864		6,197,878
Euskaltel	682,777	[b]	5,967,609
			15,513,991
Sweden - 1.1%
Swedish Orphan Biovitrum	335,139	[a]	6,487,454
Switzerland - 5.2%
Baloise Holding	34,410		6,209,349
Ferrexpo	1,239,238		3,860,636
Julius Baer Group	115,215	[a]	4,922,637
Logitech International	111,173		4,540,488
OC Oerlikon	525,695		5,630,748
Sulzer	25,319		2,550,099
Swissquote Group Holding	107,516		4,371,960
			32,085,917
United Kingdom - 12.2%
Aggreko	296,968		3,016,522
Auto Trader Group	534,355	[b]	3,502,639
Avast	1,331,999	[b]	5,446,153
B&M European Value Retail	1,083,039		4,877,006
BBA Aviation	1,266,535		4,904,886
Britvic	809,881		8,983,867
Cairn Energy	3,431,301	[a]	6,569,563
Cineworld Group	1,824,745		5,668,728
Halma	167,176		4,052,222
Meggitt	667,360		4,825,795
NewRiver REIT	1,597,490		3,176,399
Pagegroup	895,591		4,901,953
Severn Trent	297,612		7,293,654
Spectris	165,997		5,151,379

WH Smith		99,580		2,560,827
				74,931,593

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
United States - .5%
Nexteer Automotive Group		2,957,000		3,060,790
Total Common Stocks (cost $569,330,114)				596,507,236

Exchange-Traded Funds - .7%
United States - .7%
iShares MSCI EAFE Small-Cap ETF (cost $3,969,731)		68,965		3,899,281
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Sartorius (cost $2,220,571)	0.36	15,492		3,174,403
		Number of Rights
Rights - .0%
Canada - .0%
Pan American Silver (cost $143,881)		625,569	[c]	200,182
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,331,634)	2.28	6,331,634	[d]	6,331,634
Total Investments (cost $581,995,931)		99.3%		610,112,736
Cash and Receivables (Net)		.7%		4,236,759
Net Assets		100.0%		614,349,495

ETF—Exchange-Traded Fund

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $40,426,160 or 6.58% of net assets.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At July 31, 2019, the value of this security amounted to $200,182 or .03% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	48,538,807	547,968,429	†	-	596,507,236
Equity Securities - Preferred Stocks	-	3,174,403	†	-	3,174,403
Exchange-Traded Funds	3,899,281	-		-	3,899,281
Investment Companies	6,331,634	-		-	6,331,634
Rights	-	200,182	†	-	200,182

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2019, accumulated net unrealized appreciation on investments was $28,116,805, consisting of $86,672,417 gross unrealized appreciation and $58,555,612 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.